STOCKHOLDER'S EQUITY (Details Narrative2) (Newsboy Project, USD $)	0 Months Ended
Sep. 28, 2011
Newsboy Project
Percentage of property interest Newsboy Project property (in percent)	100.00%
Total consideration claim for newsboy project property	$ 3,425,000
Total advance consideration claim for newsboy project property	500,000
Balance consideration claim for newsboy project property	2,925,000
Balance consideration claim for newsboy project property (Due on January 1, 2012)	150,000
Balance consideration claim for newsboy project property (Due on July 1, 2012)	150,000
Balance consideration claim for newsboy project property (Due on January 1, 2013)	200,000
Balance consideration claim for newsboy project property (Due on July 1, 2013)	200,000
Balance consideration claim for newsboy project property (Due on January 1, 2014)	250,000
Balance consideration claim for newsboy project property (Due on July 1, 2014)	250,000
Balance consideration claim for newsboy project property (Due on January 1, 2015)	300,000
Balance consideration claim for newsboy project property (Due on July 1, 2015)	300,000
Balance consideration claim for newsboy project property (Due on January 1, 2016)	350,000
Balance consideration claim for newsboy project property (Due on July 1, 2016)	350,000
Balance consideration claim for newsboy project property (Due on January 1, 2017)	$ 425,000
Percentage of newsboy project property net smelter return royalty (in percent)	2.00%
Issuance of stock and warrants in private placement (in shares)	1,250,000